Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

(9) Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2023	2022	2021
Current expense	$4,830	4,713	4,023
Deferred income tax benefit	(453)	(541)	(227)
Total income tax	$4,377	4,172	3,796

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2023	2022	2021
Tax expense at statutory rate	$4,184	4,262	3,975
State income tax, net of federal income tax effect	395	395	339
Tax-exempt interest income	(182)	(445)	(497)
Increase in cash surrender value of life insurance	(91)	(71)	(83)
Tax credits	(246)	(230)	(234)
Nondeductible interest and other expense	30	24	30
Other	287	237	266
Total	$4,377	4,172	3,796

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities. The net deferred tax asset is included as a component of other assets at December 31, 2023 and 2022.

(Dollars in thousands)
	2023	2022
Deferred tax assets:
Allowance for credit losses	$2,944	2,411
Accrued retirement expense	1,210	1,174
Restricted stock	249	245
Interest income on nonaccrual loans	5	1
Lease liability	1,110	1,191
Unrealized loss on available for sale securities	11,741	14,197
Total gross deferred tax assets	17,259	19,219

Deferred tax liabilities:
Deferred loan fees	186	209
Accumulated depreciation	375	438
Prepaid expenses	3	3
ROU Asset	1,087	1,175
Other	124	(93)
Total gross deferred tax liabilities	1,775	1,732

Net deferred tax asset	$15,484	17,487

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

As of December 31, 2023, the Company’s Federal income tax filings for years 2020 through 2022 are open to audit by the Internal Revenue Service. The Company’s North Carolina income tax returns are currently under audit for tax year 2014-2016, tax years 2020, 2021 and 2022 remain open to audit by the North Carolina Department of Revenue.